Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earning per share

The following table sets forth the computation of basic earnings per share for the periods presented:

	For the year ended December 31,
	2025	2024	2023
Numerator:
Net income	$6,403,463	$2,372,842	$2,253,709
Denominator:
Weighted average outstanding ordinary Class A shares – Basic and diluted	43,672,022	42,291,200	21,435,315
Earnings per share: Basic and diluted	$0.147	$0.056	$0.105